Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ 0	$ 1	$ 3	$ 2	$ 3	$ 1	$ 0
Unrecognized tax benefits that, if recognized, would result in adjustments to the valuation allowance	$ 61		$ 61		7	7
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					97	154
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					689
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					547
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					629
Unrecognized tax benefits, income tax penalties and interest accrued					0	$ 0	$ 0
Deferred Tax Liabilities, Undistributed Foreign Earnings					$ 0
Domestic Tax Authority [Member]
Net operating loss carryforward, limitation, as percent of net income					80.00%
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforwards					$ 19
California Franchise Tax Board [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforwards					$ 12